Leases - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	$ 604	$ 606	$ 600
Weighted average lessee's incremental borrowing rate applied to lease liabilities	0.049
Cash outflow for leases	$ 30
Cash outflow for variable, low-value and short-term lease expenses	$ 8
Options to extend lease term, minimum	one month
Options to extend lease term, maximum	25 years
IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets		6	6
Other property, plant and equipment [member]
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	$ 21	10	4
Other property, plant and equipment [member] | IFRS 16
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets		6
Other property, plant and equipment [member] | IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets		$ 6	$ 6